Related Parties (Details) - USD ($)		12 Months Ended
	Apr. 05, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Registered Direct Offering [Member]
Related Party Transaction [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	1,000,000
Shares Issued, Price Per Share	$ 6.00
Proceeds from Issuance of Common Stock	$ 5,960,000
Stock Issued During Period, Value, New Issues	$ 1,000,000
Registered Direct Offering [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	1,000,000
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party		$ 3,600,000	$ 3,700,000	$ 3,400,000
Officers And Directors [Member]
Related Party Transaction [Line Items]
Due to Related Parties		$ 600,000	$ 800,000